Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	0	55,258,608
Redeemable convertible preferred stock, shares issued	0	0	661,059
Redeemable convertible preferred stock, shares outstanding	0	0	661,059
Redeemable convertible preferred stock, aggregate liquidation preference			$ 256,750
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,064,495	9,455,064	5,792
Common stock, shares outstanding	10,064,495	9,455,064	5,792